Trade Accounts Receivable - Tabular Disclosure of Impairment Loss Reversal of Impairment Loss on Trade Receivables (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Initial balance	S/ 82,064	S/ 45,298	S/ 38,589
Additions	50,158	42,413	6,979
Recovery	(2,104)	(1,558)	(1,295)
Write-off	(4,031)	(671)	(2,781)
Exchange difference	(2,244)	(3,418)	3,806
Final balance	S/ 123,843	S/ 82,064	S/ 45,298